SCHEDULE III - Supplementary Insurance Information Supplementary Insurance Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	$ 1,544.4	$ 1,355.6	$ 1,237.2
Future policy benefits, losses, claims, and loss expenses	30,359.3	26,164.1	20,265.8
Unearned premiums	17,293.6	15,615.8	13,437.5
Other policy claims and benefits payable	0.0	0.0	0.0
Premium revenue	49,241.2	44,368.7	39,261.6
Net investment income	1,236.0	835.4	916.6
Benefits, claims, losses, and settlement expenses	38,122.7	33,627.6	25,121.8
Amortization of deferred policy acquisition costs	3,917.0	3,712.8	3,273.2
Other operating expenses	5,859.6	5,654.7	6,647.4
Net premiums written	51,081.1	46,405.2	40,568.7
Policyholder credit expense	0.0	0.0	1,077.4
Personal Lines Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	37,880.2	35,373.3	32,620.1
Benefits, claims, losses, and settlement expenses	29,680.8	27,043.1	20,611.7
Amortization of deferred policy acquisition costs	2,592.1	2,614.7	2,437.3
Other operating expenses	4,668.9	4,656.8	5,762.0
Net premiums written	39,278.5	36,168.8	33,342.6
Commercial Lines Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	9,088.3	6,945.2	4,875.8
Benefits, claims, losses, and settlement expenses	6,544.7	4,814.5	3,146.0
Amortization of deferred policy acquisition costs	913.3	734.1	525.7
Other operating expenses	947.7	742.3	647.5
Net premiums written	9,398.8	8,015.9	5,315.3
Property Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	2,270.0	2,042.5	1,765.7
Benefits, claims, losses, and settlement expenses	1,891.3	1,764.6	1,364.1
Amortization of deferred policy acquisition costs	411.1	362.9	310.2
Other operating expenses	235.3	253.0	237.9
Net premiums written	2,401.7	2,216.2	1,910.8
Other Indemnity
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	2.7	7.7	0.0
Benefits, claims, losses, and settlement expenses	5.9	5.4	0.0
Amortization of deferred policy acquisition costs	0.5	1.1	0.0
Other operating expenses	7.7	2.6	0.0
Net premiums written	$ 2.1	$ 4.3	$ 0.0